Capital Stock and Changes in Capital Accounts, textuals 4 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Dividend Reinvestment Plan Authorised Shares	2,500,000
Dividend Reinvestment Plan, Shares Issued			1,640
Dividend Reinvestment Plan, Shares Issued at the Balance Sheet Date				21,187
Stock repurchased and retired, shares		853,607	154,091
Stock Repurchased and Retired During Period, Value		$ 6,044	$ 1,187